Commitments and Contingencies -Schedule of Assets Pledged (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Other Commitments [Line Items]
Vessels and new buildings	$ 809.2	$ 823.8
Machinery and Equipment
Other Commitments [Line Items]
Vessels and new buildings	809.2	823.8
Asset pledged
Other Commitments [Line Items]
Vessels and new buildings	809.2	823.8
Asset pledged | Machinery and Equipment
Other Commitments [Line Items]
Vessels and new buildings	$ 809.2	$ 823.8